Commitments and Litigation provisions (Details 2)	1 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended																1 Months Ended		3 Months Ended
	Oct. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Dec. 31, 2012 USD ($) debenture	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012	Jan. 02, 2013 Norte Energia USD ($)	Jan. 02, 2013 Norte Energia BRL	Dec. 31, 2012 Norte Energia USD ($)	Dec. 31, 2012 Norte Energia BRL	Dec. 31, 2012 Brazilian federal tax authority USD ($) item	Dec. 31, 2011 Brazilian federal tax authority USD ($)	Dec. 31, 2012 Pellet plants USD ($) item	Dec. 31, 2011 Pellet plants USD ($)	Dec. 31, 2010 Pellet plants USD ($)	Dec. 31, 2012 Pellet plants Minimum	Dec. 31, 2012 Pellet plants Maximum	Dec. 31, 2012 Railroads USD ($)	Dec. 31, 2011 Railroads USD ($)	Dec. 31, 2010 Railroads USD ($)	Dec. 31, 2012 Labor and social security claims USD ($)	Dec. 31, 2011 Labor and social security claims USD ($)	Dec. 31, 2012 Civil claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Dec. 31, 2012 Tax - related actions USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Dec. 31, 2012 Other Contingencies USD ($)	Dec. 31, 2011 Other Contingencies USD ($)	Sep. 30, 2012 Transportation expenditures USD ($)	Sep. 30, 2012 Transportation expenditures BRL	Dec. 31, 2012 Transportation expenditures USD ($)
Provision for Litigation and the related judicial deposits
Provision for Litigation			$ 2,065,000,000	$ 1,686,000,000																	$ 748,000,000	$ 751,000,000	$ 287,000,000	$ 248,000,000	$ 996,000,000	$ 654,000,000	$ 34,000,000	$ 33,000,000			$ 519,000,000
Judicial deposits			1,515,000,000	1,464,000,000																	903,000,000	895,000,000	172,000,000	151,000,000	435,000,000	413,000,000	5,000,000	5,000,000
Contingencies settled and recognized provisions
Contingencies settled			182,000,000	331,000,000																											147,000,000
Recognized provision, Classified as other operating expenses			694,000,000	284,000,000	141,000,000																								542,000,000	1,100,000,000
Loss contingency having no provision, estimate of possible loss			21,016,000,000	22,449,000,000																	1,728,000,000	1,922,000,000	1,124,000,000	1,484,000,000	16,492,000,000	17,967,000,000	1,672,000,000	1,076,000,000
Loss contingency provision for estimate of possible loss			0
Tax assessments issued											5
Amount of tax paid											5,933,000,000	6,644,000,000
Interest and penalties			84,000,000	73,000,000							9,277,000,000	9,781,000,000
Total amount of tax paid											15,210,000,000	16,425,000,000
Decline in income tax liability											815,000,000
Description of Leasing Arrangements
Lease period																3 years	10 years	30 years
Renewable lease period													3 years					30 years
Number of leased pellet plants													4
Future minimum rental payments
2013													74,000,000					85,000,000
2014													78,000,000					85,000,000
2015													76,000,000					85,000,000
2016													74,000,000					85,000,000
2017 thereafter													51,000,000					845,000,000
Total minimum payments required													353,000,000					1,185,000,000
Total expenses													205,000,000	349,000,000	365,000,000			89,000,000	87,000,000	90,000,000
Maximum borrowing capacity									11,010,000,000	22,500,000,000
Participation ownership percentage up to which guarantee on amount withdrawn is committed to be provided									9.00%	9.00%
Shares offered in pledge (in dollars)									2,000,000,000	4,100,000,000
Amount of guarantee provided							218,000,000	470,000,000	126,000,000	282,000,000
Amount of guarantee provided before increase							92,000,000	188,000,000
Stockholders' Debentures
Number of debentures issued			388,559,056
Par value of debentures issued (in BRL cents per debenture)						0.01
Carrying value of debentures			1,653,000,000	1,336,000,000
Debentures remuneration paid	4,000,000	6,000,000
Changes in the provisions for asset retirement obligations
Beginning of year			1,770,000,000	1,368,000,000	1,116,000,000
Accretion expense			167,000,000	125,000,000	113,000,000
Liabilities settled in the current year			(25,000,000)	(57,000,000)	(45,000,000)
Revisions in estimated cash flows			560,000,000	420,000,000	125,000,000
Cumulative translation adjustment			(69,000,000)	(86,000,000)	59,000,000
End of year			2,403,000,000	1,770,000,000	1,368,000,000
Current liabilities			70,000,000	73,000,000	75,000,000
Non-current liabilities			2,333,000,000	1,697,000,000	1,293,000,000
Total			$ 2,403,000,000	$ 1,770,000,000	$ 1,368,000,000